Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Operating lease liabilities
Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended December 31,
Lease Term and Discount Rate	2023		2024
Weighted-average remaining lease term:
- Operating leases	4.63	years	4.30	years
Weighted-average discount rate:
- Operating leases	6.32%		6.13%

Schedule of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Operating lease
RMB
2025	286,771
2026	229,067
2027	146,028
2028	95,062
2029	83,675
Thereafter	122,220
Total lease commitment	962,823

Less: imputed interest	(121,881)

Total operating lease liabilities	840,942
Less: current operating lease liabilities	(243,137)

Long-term operating lease liabilities	597,805

Schedule of supplemental cash flow information related to leases

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	371,295	432,477	362,289
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	54,036	429,788	122,728